Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

May 3, 2010

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Wells Fargo Funds Trust; File Nos. 333-74295; 811-09253

Ladies/Gentlemen:

In connection with the registration of Wells Fargo Funds Trust (the “Trust”) under the Investment Company Act of 1940 and the issuance of securities by it under the Securities Act of 1933 (the “1933 Act”), enclosed for filing pursuant to Rule 497(j) of the 1933 Act is a Rule 497(j) Certificate. The Certificate reflects that the Prospectuses and related Statements of Additional Information describing the Wells Fargo Managed Account CoreBuilder – Series G and Wells Fargo Managed Account CoreBuilder – Series M Funds of the Trust do not differ materially from the Prospectuses and Statements of Additional Information for the aforementioned Funds contained in Post-Effective Amendment No. 156 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on April 30, 2010, and effective May 1, 2010.

If you have any questions, please contact the undersigned at (415) 947-4612.

Sincerely,

 /s/ Karin Brotman
Karin Brotman
Senior Counsel

dc-422028

Wells Fargo Funds Trust
Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the “Trust”) that the Prospectuses and related Statements of Additional Information describing the Wells Fargo Managed Account CoreBuilder – Series G and Wells Fargo Managed Account CoreBuilder – Series M Funds of the Trust, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information for the aforementioned Funds contained in Post-Effective Amendment No. 156 to the Trust’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) on April 30, 2010.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 3rd day of May, 2010.

Witness:
WELLS FARGO FUNDS TRUST

By: /s/ Johanne F. Castro	By: /s/ Carol Lorts
Name: Johanne F. Castro	Carol Lorts
Title: Assistant Secretary	Assistant Secretary